SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue, 30th Fl.
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


    /s/ Khalil Barrage          New York, New York          August 13, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:             0
                                        -------------
Form 13F Information Table Entry Total:       45
                                        -------------
Form 13F Information Table Value Total:    $402,159 (thousands)
                                        -------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE
Invus Public Equities Advisors LLC
Report for the quarter ending June 30, 2010

COLUMN 1                      COLUMN 2              COLUMN 3        COLUMN 4         COLUMN 5
--------                      --------              --------        --------         --------

NAME OF ISSUER                TITLE OR CLASS        CUSIP           VALUE (x$1000)   PRN

ACORDA THERAPEUTICS INC       COM                   00484M106       38,888           1,250,000          SH
ALEXION PHARMACEUTICALS INC   NOTE                  15351109        38,393                              SH
ANTIGENICS INC DEL            NOTE                  37032109        487              600,000            SH
AUXILIUM PHARMACEUTICALS INC  COM                   05334D107       40,185           1,710,000          SH
AVANIR PHARMACEUTICALS INC    CL A NEW              05348P401       5,140            2,000,000          SH
BAIDU INC                     SPON ADR REP A        56752108        1,702            25,000             SH
BANK OF AMERICA CORPORATION   COM                   60505104        7,185            500,000            SH
BEAZER HOMES USA INC          COM                   07556Q105       998              275,000            SH
CHARM COMMUNICATIONS INC      ADR                   16112R101       89               11,790             SH
CISCO SYS INC                 COM                   17275R102       10,655           500,000            SH
CROWN CASTLE INTL CORP        COM                   228227104       9,315            250,000            SH
EXPRESS SCRIPTS INC           COM                   302182100       16,457           350,000            SH
FREEPORT-MCMORAN COPPER & GO  COM                   35671D857       5,617            95,000             SH
GOLDMAN SACHS GROUP INC       COM                   38141G104       9,189            70,000             SH
GOOGLE INC                    CL A                  38259P508       32,259           72,500             SH
ISHARES INC                   MSCI BRAZIL           464286400       6,183            100,000            SH
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD      465562106       12,607           700,000            SH
JARDEN CORP                   COM                   471109108       2,687            100,000            SH
LEXICON PHARMACEUTICALS INC   COM                   528872104       4,981            3,891,108          SH
MARTIN MARIETTA MATLS INC     COM                   573284106       11,873           140,000            SH
MASTERCARD INC                CL A                  57636Q104       5,986            30,000             SH
METLIFE INC                   COM                   59156R108       15,104           400,000            SH
MGIC INVT CORP WIS            COM                   552848103       4,134            600,000            SH
MINDRAY MEDICAL INTL LTD      SPON ADR              602675100       10,212           325,000            SH
NCR CORP NEW                  COM                   62886 E108      5,757            475,000            SH
NEKTAR THERAPEUTICS           COM                   640268108       16,355           1,350,000          SH
ONYX PHARMACEUTICALS INC      COM                   683399109       7,557            350,000            SH
ORACLE CORP                   COM                   68389X105       4,292            200,000            SH
PMI GROUP INC                 COM                   69344M101       2,467            850,000            SH
PPL CORP                      COM                   69351T106       4,990            200,000            SH
PRE PAID LEGAL SVCS INC       COM                   740065107       1,137            25,000             SH
PRIMUS TELECOMMUNICATIONS GR  MTG                   741929AN3       33               2,000,000          SH
QUALCOMM INC                  COM                   747525103       16,420           500,000            SH
POLO RALPH LAUREN CORP        CL A                  731572103       5,472            75,000             SH
RESEARCH IN MOTION LTD        COM                   7760975102      3,941            80,000             SH
TRANSITION THERAPEUTICS INC   COM NEW               893716209       3,085            976,300            SH
VISA INC                      COM CL A              92826C839       14,150           200,000            SH
WELLS FARGO & CO NEW          COM                   949746101       21,120           825,000            SH
CITIGROUP INC                 UNIT 99/99/9999       172967416       4,859            43,000             SH
MICROVISION INC DEL           *W EXP 07/23/201      594960163       198              360,515            SH